Significant accounting policies - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2017
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385.0
Vessels [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	35 years
$385 million facility [Member]
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385.0
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	0.9	$ 0.8
SRV Joint Gas Two Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies [Line Items]
Net liabilities	$ 4.2	0.7
Hoegh Grace [Member]
Significant Accounting Policies [Line Items]
Non-Cancellable Charter Period	10 years
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	$ 3.3	3.0
SRV Joint Gas Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies [Line Items]
Net liabilities	5.5	2.6
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets	$ 179.9	$ 169.8
Initial Charter Hire Period	20 years
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Statutory Reserve on Paid Up Capital Percentage	20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets	$ 0.0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Hoegh Lng Colombia Ltd [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets	$ 0.0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Non-Cancellable Charter Period	10 years
Business Acquisition, Percentage of Voting Interests Acquired			51.00%
Hoegh Gallant [Member]
Significant Accounting Policies [Line Items]
Initial Charter Hire Period	5 years
Above Market Leases [Member] | Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years 6 months
Above Market Leases [Member] | Hoegh Gallant [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years 4 months 24 days
Option for time charter extension [Member] | Hoegh Gallant [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years 3 months 18 days